Working capital - Analysis of expected credit loss allowance for doubtful debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Summary Of Additional Information About Working Capital [Abstract]
Balance at beginning of the year	£ 97	£ 129	£ 83
Exchange differences	3	(4)	(1)
Income statement charge	23	18	54
Written off	(10)	(46)	(7)
Ending balance	£ 113	£ 97	£ 129